LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Roll Forward]
Payments	$ (9,290)	$ (7,487)	$ (4,255)
Analyzed into:
Current portion	4,794	3,175
Non-current portion	44,613	44,169
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1	47,344	23,602
Additions	9,297	26,692
Disposal	(154)	0
Accretion of interest recognized during the year	1,770	1,394
Payments	(5,788)	(5,149)
Exchange realignment	(3,062)	805	(9)
Carrying amount at December 31	49,407	47,344	23,602
Analyzed into:
Current portion	4,794	3,175
Non-current portion	44,613	44,169
Carrying amount at December 31	$ 49,407	$ 47,344	$ 23,602